Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time Deposits 250000 Or More [Abstract]
U.S.	$ 111	$ 148
Non-U.S.	17	0
Total	$ 128	$ 148